Unconsolidated Affiliate (CenterPoint Energy and CERC) (Tables)	12 Months Ended
Dec. 31, 2019
Equity Method Investments and Joint Ventures [Abstract]
Equity Method Investments [Table Text Block]
Investment in Unconsolidated Affiliates (CenterPoint Energy):

	December 31, 2019	December 31, 2018
	(in millions)
Enable	$2,406	$2,482
Other (1)	2	—
Total	$2,408	$2,482

(1)	Represents the fair value of non-utility equity investments acquired in the Merger.

CenterPoint Energy evaluates its equity method investments for impairment when factors indicate that a decrease in value of its investment has occurred and the carrying amount of its investment may not be recoverable. An impairment loss is recognized in earnings when an impairment is deemed to be other than temporary. As of December 31, 2019, CenterPoint Energy’s investment in Enable is $10.29 per unit and Enable’s common unit price closed at $10.03 per unit (approximately $61 million below carrying value). Based on an analysis of its investment in Enable as of December 31, 2019, CenterPoint Energy believes that the decline in the value of its investment is temporary, and that the carrying value of its investment of $2.4 billion will be recovered.

Equity in Earnings of Unconsolidated Affiliates, net (CenterPoint Energy):

	Year Ended December 31,
	2019	2018	2017
	(in millions)
Enable (1)	$229	$307	$265
Other	1	—	—
Total	$230	$307	$265

(1)	Equity earnings for the year ended December 31, 2019 includes CenterPoint Energy’s share of Enable’s $86 million goodwill impairment recorded in the fourth quarter of 2019.

Limited Partner Interest and Units Held in Enable (CenterPoint Energy):

	As of December 31,
	2019			2018
	Limited Partner Interest (1)	Common Units	Enable Series A Preferred Units (2)	Limited Partner Interest (1)	Common Units	Enable Series A Preferred Units (2)
CenterPoint Energy (3)	53.7%	233,856,623	14,520,000	54.0%	233,856,623	14,520,000
OGE	25.5%	110,982,805	—	25.6%	110,982,805	—
Public unitholders	20.8%	90,361,937	—	20.4%	88,392,983	—
Total Units Outstanding	100.0%	435,201,365	14,520,000	100.0%	433,232,411	14,520,000

(1)	Excludes the Enable Series A Preferred Units owned by CenterPoint Energy.

(2)
The carrying amount of the Enable Series A Preferred Units, reflected as Preferred units - unconsolidated affiliate on CenterPoint Energy’s Consolidated Balance Sheets, was $363 million as of both December 31, 2019 and 2018. No impairment charges or adjustment to carrying value were made as no observable price changes were identified in the current or prior reporting periods.

(3)
Prior to the Internal Spin completed in September 2018, CenterPoint Energy’s investment in Enable’s common units, excluding the Enable Series A Preferred Units held directly by CenterPoint Energy, was held indirectly through CERC.
Interests Held in Enable GP (CenterPoint Energy):

CenterPoint Energy and OGE held the following interests in Enable GP as of both December 31, 2019 and 2018:

	Management Rights (1)	Incentive Distribution Rights (2)
CenterPoint Energy (3)	50%	40%
OGE	50%	60%

(1)
As of December 31, 2019, Enable is controlled jointly by CenterPoint Energy and OGE. Sale of CenterPoint Energy’s or OGE’s ownership interests in Enable GP to a third party is subject to mutual rights of first offer and first refusal, and CenterPoint Energy is not permitted to dispose of less than all of its interest in Enable GP.

(2)
Enable is expected to pay a minimum quarterly distribution of $0.2875 per common unit on its outstanding common units to the extent it has sufficient cash from operations after establishment of cash reserves and payment of fees and expenses, including payments to Enable GP and its affiliates, within 60 days after the end of each quarter. If cash distributions to Enable’s unitholders exceed $0.330625 per common unit in any quarter, Enable GP will receive increasing percentages or incentive distributions rights, up to 50%, of the cash Enable distributes in excess of that amount. In certain circumstances Enable GP will have the right to reset the minimum quarterly distribution and the target distribution levels at which the incentive distributions receive increasing percentages to higher levels based on Enable’s cash distributions at the time of the exercise of this reset election. To date, no incentive distributions have been made.

(3)	Held indirectly through CNP Midstream.

Distributions Received from Enable (CenterPoint Energy and CERC):

CenterPoint Energy

	Year Ended December 31,
	2019		2018		2017
	Per Unit	Cash Distribution	Per Unit	Cash Distribution	Per Unit	Cash Distribution
	(in millions, except per unit amounts)
Enable common units (1)	$1.2970	$303	$1.2720	$297	$1.2720	$297
Enable Series A Preferred Units	2.5000	36	2.5000	36	2.5000	36
Total CenterPoint Energy		$339		$333		$333
CERC

	Year Ended December 31,
	2018		2017
	Per Unit	Cash Distribution	Per Unit	Cash Distribution
	(in millions, except per unit amounts)
Enable common units (1)	$0.9540	$223	$1.2720	$297
Total CERC		223		297

(1)
Prior to the Internal Spin completed in September 2018, distributions from Enable were received by CERC. After such date, distributions from Enable were received directly by CenterPoint Energy (through CNP Midstream).

Transactions with Enable (CenterPoint Energy and CERC):

The transactions with Enable in the following tables exclude transactions with the Energy Services Disposal Group, which are now reflected as discontinued operations and liabilities held for sale.

	Year Ended December 31,
	2019	2018	2017
CenterPoint Energy	(in millions)
Natural gas expenses, including transportation and storage costs (1)	$86	$86	$86
Reimbursement of support services (2)	—	4	4
CERC
Natural gas expenses, including transportation and storage costs (1)	86	86	86
Reimbursement of support services (2)	—	4	4

(1)	Included in Non-utility costs of revenues, including natural gas on CenterPoint Energy’s and CERC’s respective Statements of Consolidated Income.

(2)	Represents amounts billed for certain support services provided to Enable. Actual support services costs are recorded net of reimbursement.

	December 31,
	2019	2018
CenterPoint Energy	(in millions)
Accounts payable for natural gas purchases from Enable	$9	$9
Accounts receivable for amounts billed for services provided to Enable	2	2
CERC
Accounts payable for natural gas purchases from Enable	9	9
Accounts receivable for amounts billed for services provided to Enable	2	2

CERC’s continuing involvement with Enable subsequent to the Internal Spin is limited to its natural gas purchases from Enable.

Summarized consolidated income (loss) information for Enable is as follows:

	Year Ended December 31,
	2019	2018	2017
	(in millions)
Operating revenues	$2,960	$3,431	$2,803
Cost of sales, excluding depreciation and amortization	1,279	1,819	1,381
Depreciation and amortization	433	398	366
Operating income	569	648	528
Goodwill impairment	86	—	—
Net income attributable to Enable common units	360	485	400
Reconciliation of Equity in Earnings (Losses), net:
CenterPoint Energy’s interest	$193	$262	$216
Basis difference amortization (1)	47	47	49
Loss on dilution, net of proportional basis difference recognition	(11)	(2)	—
CenterPoint Energy’s equity in earnings, net	$229	$307	$265

(1)
Equity in earnings of unconsolidated affiliate includes CenterPoint Energy’s share of Enable earnings adjusted for the amortization of the basis difference of CenterPoint Energy’s original investment in Enable and its underlying equity in net assets of Enable. The basis difference is being amortized through the year 2048.

Summarized consolidated balance sheet information for Enable is as follows:

	December 31,
	2019	2018
	(in millions)
Current assets	$389	$449
Non-current assets	11,877	11,995
Current liabilities	780	1,615
Non-current liabilities	4,077	3,211
Non-controlling interest	37	38
Preferred equity	362	362
Accumulated other comprehensive loss	(3)	—
Enable partners’ equity	7,013	7,218
Reconciliation of Investment in Enable:
CenterPoint Energy’s ownership interest in Enable partners’ equity	$3,767	$3,896
CenterPoint Energy’s basis difference	(1,361)	(1,414)
CenterPoint Energy’s equity method investment in Enable	$2,406	$2,482